OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
OTHER CURRENT ASSETS
Deferred offering costs	$ 384,847	$ 351,922
Security deposits	150,093	402,057
Other receivables	12,503	59,953
Total other current assets	$ 547,443	$ 813,932